John Deere Owner Trust 2024-B			EXHIBIT 99.2
Statement to Certificateholders

$388,000,000 Class A-1 5.51000% Asset Backed Notes due June 16, 2025
$270,000,000 Class A-2A 5.42% Asset Backed Notes due May 17, 2027
$251,850,000 Class A-2B Floating Rate Asset Backed Notes due May 17, 2027
$521,850,000 Class A-3 5.20% Asset Backed Notes due March 15, 2029
$91,711,000 Class A-4 5.19% Asset Backed Notes due May 15, 2031
$39,062,743 Overcollateralization

One-Month SOFR as of the SOFR Determination Date:			4.30385%
Class A-2B interest rate:			4.67385%

Payment Date:			15-Jul-25

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2A Notes:	$13,298,791.23
		per $1,000 original principal amount:	$49.25

	(c)	Class A-2B Notes:	$12,404,816.93
		per $1,000 original principal amount:	$49.25

	(d)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$25,703,608.16

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2A Notes:	$721,270.21
		per $1,000 original principal amount:	$2.67

		(iii) Class A-2B Notes:	$560,826.36
		per $1,000 original principal amount:	$2.23

		(iv) Class A-3 Notes:	$2,261,350.00
		per $1,000 original principal amount:	$4.33

		(v) Class A-4 Notes:	$396,650.08
		per $1,000 original principal amount:	$4.33

		(vi) Total:	$3,940,096.65

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$976,598,570.52

	(b)	Note Value at end of related Collection Period:	$935,567,007.70

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	$39,062,743.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2A Notes:	$146,392,031.27
		(ii) A-2A Note Pool Factor:	0.5421927

	(c)	(i)	Outstanding Principal Amount of Class A-2B Notes:	$136,551,233.61
		(ii)	A-2B Note Pool Factor:	0.5421927

	(d)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$521,850,000.00
		(ii)	A-3 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$91,711,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$839,131.51
		(i)	per $1,000 original principal amount:	$0.50
	(b)	Amount of Servicing Fee earned:		$839,131.51
	(c)	Amount of Servicing Fee paid:		$839,131.51
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(10)	Amount paid to Certificateholder:			$2,327,700.64

(11)	(i)	Amount in Reserve Account:		$15,624,737.43
	(ii)	Specified Reserve Account Balance:		$15,624,737.43

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:		$26,458,146.46
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		2.71%

(13)	(i)	Aggregate amount of net losses for the collection period:		$514,342.91
	(ii)	Cumulative amount of net losses:		$5,788,360.45
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.35%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$547,825.81
		(ii)	% of Pool Balance:	0.05%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%